Convertible Redeemable Preferred Shares - Schedule of Convertible Redeemable Preferred Shares (Details) - USD ($)		12 Months Ended
	Apr. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Amount at beginning		$ 2,861,748,733
Repurchase of preferred shares		38,093,537
Convertible redeemable preferred shares, Amount at ending			$ 2,861,748,733
Series A-1 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)		15,181,000	15,181,000	15,181,000
Convertible redeemable preferred shares, Amount at beginning		$ 485,488,380	$ 352,502,820	$ 302,101,880
Issuance of Preferred Shares
Preferred Shares redemption value accretion		5,920,590	$ 132,985,560	$ 50,400,940
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)		(15,181,000)
Conversion of preferred shares to ordinary shares		$ (491,408,970)
Convertible redeemable preferred shares at ending (in Shares)			15,181,000	15,181,000
Convertible redeemable preferred shares, Amount at ending			$ 485,488,380	$ 352,502,820
Series A-2 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)		14,244,000	14,244,000	14,244,000
Convertible redeemable preferred shares, Amount at beginning		$ 456,377,760	$ 334,164,240	$ 288,156,120
Issuance of Preferred Shares
Preferred Shares redemption value accretion		5,127,840	$ 122,213,520	$ 46,008,120
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)		(14,244,000)
Conversion of preferred shares to ordinary shares		$ (461,505,600)
Convertible redeemable preferred shares at ending (in Shares)			14,244,000	14,244,000
Convertible redeemable preferred shares, Amount at ending			$ 456,377,760	$ 334,164,240
Series A-3 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)		2,828,899	2,828,899	2,828,899
Convertible redeemable preferred shares, Amount at beginning		$ 90,666,213	$ 66,479,127	$ 57,426,649
Issuance of Preferred Shares
Preferred Shares redemption value accretion		1,018,404	$ 24,187,086	$ 9,052,478
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)		(2,828,899)
Conversion of preferred shares to ordinary shares		$ (91,684,617)
Convertible redeemable preferred shares at ending (in Shares)			2,828,899	2,828,899
Convertible redeemable preferred shares, Amount at ending			$ 90,666,213	$ 66,479,127
Series B-1 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)		13,111,999	13,111,999	13,111,999
Convertible redeemable preferred shares, Amount at beginning		$ 423,255,328	$ 318,883,816	$ 281,383,499
Issuance of Preferred Shares
Preferred Shares redemption value accretion		3,146,879	$ 104,371,512	$ 37,500,317
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)		(13,111,999)
Conversion of preferred shares to ordinary shares		$ (426,402,207)
Convertible redeemable preferred shares at ending (in Shares)			13,111,999	13,111,999
Convertible redeemable preferred shares, Amount at ending			$ 423,255,328	$ 318,883,816
Series B-2 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)		9,090,900	9,090,900	9,090,900
Convertible redeemable preferred shares, Amount at beginning		$ 295,908,795	$ 230,272,497	$ 208,363,428
Issuance of Preferred Shares
Preferred Shares redemption value accretion		909,090	$ 65,636,298	$ 21,909,069
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)		(9,090,900)
Conversion of preferred shares to ordinary shares		$ (296,817,885)
Convertible redeemable preferred shares at ending (in Shares)			9,090,900	9,090,900
Convertible redeemable preferred shares, Amount at ending			$ 295,908,795	$ 230,272,497
Series B-3 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)		2,100,000	2,100,000	2,100,000
Convertible redeemable preferred shares, Amount at beginning		$ 68,775,000	$ 55,965,000	$ 50,379,000
Issuance of Preferred Shares
Preferred Shares redemption value accretion			$ 12,810,000	$ 5,586,000
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)		(2,100,000)
Conversion of preferred shares to ordinary shares		$ (68,775,000)
Convertible redeemable preferred shares at ending (in Shares)			2,100,000	2,100,000
Convertible redeemable preferred shares, Amount at ending			$ 68,775,000	$ 55,965,000
Series C Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)		13,684,800	13,684,800	13,684,800
Convertible redeemable preferred shares, Amount at beginning		$ 458,577,648	$ 395,627,568	$ 371,816,016
Issuance of Preferred Shares
Preferred Shares redemption value accretion		(5,063,376)	$ 62,950,080	$ 23,811,552
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)		(13,684,800)
Conversion of preferred shares to ordinary shares		$ (453,514,272)
Convertible redeemable preferred shares at ending (in Shares)			13,684,800	13,684,800
Convertible redeemable preferred shares, Amount at ending			$ 458,577,648	$ 395,627,568
Series D Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)		12,963,577	11,747,760	11,144,336
Convertible redeemable preferred shares, Amount at beginning		$ 582,699,609	$ 572,468,345	$ 406,656,821
Issuance of Preferred Shares (in Shares)			1,215,817	603,424
Issuance of Preferred Shares			$ 40,297,282	$ 20,000,000
Preferred Shares redemption value accretion		$ 10,643,310	$ (30,066,018)	$ 145,811,524
Repurchase of preferred shares (in Shares)		(3,017,119)
Repurchase of preferred shares		$ (138,093,537)
Conversion of preferred shares to ordinary shares (in Shares)		(9,946,458)
Conversion of preferred shares to ordinary shares	$ 138,093,537	$ (455,249,382)
Convertible redeemable preferred shares at ending (in Shares)			12,963,577	11,747,760
Convertible redeemable preferred shares, Amount at ending			$ 582,699,609	$ 572,468,345
Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)		83,205,175	81,989,358	81,385,934
Convertible redeemable preferred shares, Amount at beginning		$ 2,861,748,733	$ 2,326,363,413	$ 1,966,283,413
Issuance of Preferred Shares (in Shares)			1,215,817	603,424
Issuance of Preferred Shares			$ 40,297,282	$ 20,000,000
Preferred Shares redemption value accretion		$ 21,702,737	$ 495,088,038	$ 340,080,000
Repurchase of preferred shares (in Shares)		(3,017,119)
Repurchase of preferred shares		$ (138,093,537)
Conversion of preferred shares to ordinary shares (in Shares)		(80,188,056)
Conversion of preferred shares to ordinary shares		$ (2,745,357,933)
Convertible redeemable preferred shares at ending (in Shares)			83,205,175	81,989,358
Convertible redeemable preferred shares, Amount at ending			$ 2,861,748,733	$ 2,326,363,413